FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FINANCIAL STATEMENT DETAILS

NOTE 17—FINANCIAL STATEMENT DETAILS

Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total amounts shown in the statement of cash flows:

	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

	(In thousands)
Cash and cash equivalents	$3,476,188	$839,796	$884,975	$757,202
Restricted cash included in other current assets	473	527	1,441	2,737
Restricted cash included in other assets	449	409	420	—
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$3,477,110	$840,732	$886,836	$759,939

Restricted cash included in other current assets at December 31, 2020 primarily consists of cash received from customers at ANGI through their Handy platform, representing funds collected for payments to service providers, which were not settled as of the period end.

Restricted cash at December 31, 2019 primarily consists of a deposit related to corporate credit cards.

Restricted cash at December 31, 2018 primarily consists of a cash collateralized letter of credit and a deposit related to corporate credit cards.

Restricted cash at December 31, 2017 primarily supports a letter of credit to a supplier, which was released to the Company in the second quarter of 2018.

Restricted cash included in other non-current assets for all periods presented consists of deposits related to leases.

	December 31,
	2020	2019

	(In thousands)
Other current assets:
Capitalized costs to obtain a contract with a customer	$61,514	$43,069
Prepaid expenses	50,123	41,934
Capitalized downloadable search toolbar costs, net	12,730	21,985
Other	23,263	45,346
Other current assets	$147,630	$152,334

	December 31,
	2020	2019

	(In thousands)
Building, capitalized software, leasehold improvements and equipment
Buildings and leasehold improvements	$198,778	$242,882
Capitalized software and computer equipment	149,789	124,523
Furniture and other equipment	84,161	84,640
Land	—	11,591
Projects in progress	53,635	43,576
Building, capitalized software, leasehold improvements and equipment	486,363	507,212
Accumulated depreciation and amortization	(208,112)	(201,798)
Building, capitalized software, leasehold improvements and equipment, net	$278,251	$305,414

	December 31,
	2020	2019

	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$126,161	$105,960
Accrued advertising expense	62,854	59,269
Accrued revenue share	38,710	30,574
Other	155,837	124,670
Accrued expenses and other current liabilities	$383,562	$320,473

Other (expense) income, net

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Impairments related to COVID-19 (a)	$(59,001)	$—	$—
Realized gains related to the sale of investments	10,661	2,327	589
Realized gains related to the sale of the investment in Pinterest	—	20,486	26,777
Upward adjustments to the carrying value of equity securities without readily determinable fair values (b)	—	18,505	128,901
Interest income	7,189	15,164	9,125
Realized gains (losses) related to the sale of business (c)	1,061	(8,239)	121,230
Unrealized reduction in the estimated fair value of a warrant	(1,213)	(9,123)	—
Mark-to-market loss on an indemnification claim related to the Handy acquisition	(181)	(1,779)	—
Other	(984)	(3,294)	(3,827)
Other (expense) income, net	$(42,468)	$34,047	$282,795
(a)	Includes $51.5 million in impairments related to investments in equity securities without readily determinable fair values and $7.5 million in impairments of a note receivable and a warrant related to certain investees in the year ended December 31, 2020.
(b)	Includes a $128.8 million unrealized gain to adjust the remaining interest in Pinterest to fair value in accordance with ASU No. 2016-02 in the year ended December 31, 2018.
(c)	Includes a realized loss on the sale of Vimeo’s hardware business, which was sold in the first quarter of 2019, and gains related to the sales of Dictionary.com, Electus, Felix and CityGrid in the year ended December 31, 2018.

Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash paid (received) during the year for:
Interest	$6,524	$10,042	$13,108
Income tax payments	$6,876	$4,861	$4,084
Income tax refunds	$(2,080)	$(3,048)	$(30,320)

Supplemental Disclosure of Non-Cash Transactions:

The Company recorded an acquisition-related contingent consideration liability of $25.5 million during the year ended December 31, 2018, in connection with an acquisition. There were no acquisition-related contingent consideration liabilities recorded for the years ended December 31, 2020 and 2019. See “Note 6—Financial Instruments and Fair Value Measurements” for additional information on contingent consideration arrangements.

On October 19, 2018, ANGI issued 8.6 million shares of its Class A common stock valued at $165.8 million in connection with the acquisition of Handy.